Public Offering (Details) - IPO [Member]	6 Months Ended
Jun. 30, 2020 $ / shares shares
Public Offering (Textual)
Sale of Common Shares | shares	25,000,000
Additional option purchased | shares	3,000,000
Warrant [Member]
Public Offering (Textual)
Class A Common stock price per share | $ / shares	$ 11.5
Class A Common stock price per share | $ / shares	$ 10.00